Restricted Cash and Other Deposits (Details)		12 Months Ended
	Feb. 18, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 01, 2024 USD ($)
Restricted Cash and Other Deposits [Line Items]
Funds transferred				$ 15,000,000
Accrued interest.	$ 8,031
Deposit		$ 15,000,000
Restricted cash (in Euro) | €			€ 20,000
BMW [Member]
Restricted Cash and Other Deposits [Line Items]
Accrued interest.		$ 447,516